Organization and Nature of Operations	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1. Organization and Nature of Operations
The accompanying Combined Financial Statements present, on a historical cost basis, the combined assets, liabilities, revenues and expenses of N-able, Inc. (“we,” “us,” “our,” “N-able”, or the “Business”), a business of SolarWinds Corporation (“SolarWinds,” or “Parent”) and a leading provider of software solutions to information technology (“IT”) service providers which deliver managed services (“MSPs”). N-able primarily derives its revenue from sales of its subscription offerings to MSPs. On August 6, 2020, our Parent announced its intent to explore the separation of the Business into an independent publicly-traded company through a pro rata distribution to its common stockholders. Completion of the separation and distribution is subject to certain conditions, including final approval by SolarWinds’ board of directors. SolarWinds is targeting the separation of N-able during the third quarter of 2021.
Our software platform and partner success initiatives are designed to enable MSPs of all types to deliver powerful and modern technologies to small and medium-sized enterprises (“SMEs”). Our platform features integrated, enterprise-grade solutions across three core categories: remote monitoring and management, security and data protection and business management solutions. Built on a multi-tenant architecture, the platform gives MSPs centralized visibility into cloud, on-premises and hybrid-cloud environments and the ability to manage and protect these environments with role-based access control and a layered security approach.
We have a global presence with sales centers, administrative offices and other support teams located throughout the world. We operate within legal entities which are established for the sole purpose of containing activities of the Business, with little or no presence of other SolarWinds operations and legal entities which are shared between the Business and other SolarWinds operations (“shared entities”) to varying degrees. Although the Business operates in over a dozen countries, our revenues are primarily recognized by entities in Canada and the United Kingdom. See Note 13, “Operating Segments and Geographic Information,” in the Notes to the fiscal year Combined Financial Statements included in this prospectus for our revenue by geography based on MSP partner location.
Our business was formed as a Delaware limited liability company on November 30, 2020 under the name SWI SpinCo, LLC. We changed our name to N-able, LLC in March 2021. In April 2021, N-able, LLC was converted from a limited liability company to a Delaware corporation, N-able, Inc. SolarWinds currently owns all of the outstanding equity of N-able, Inc.
N-able qualifies as an “emerging growth company” (“EGC”) as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).
Organization and Nature of Operations
Background
On August 6, 2020, SolarWinds Corporation ("SolarWinds" or "Parent") announced that its board of directors had authorized management to explore a potential spin-off of its managed service provider ("MSP") business into our company, a newly created and separately traded public company, and separate into two distinct, publicly traded companies (the "Separation").
On July 19, 2021, SolarWinds completed the Separation through a pro-rata distribution (the "Distribution") of all the outstanding shares of our common stock it held to the stockholders of record of SolarWinds as of the close of business on July 12, 2021 (the "Record Date"). Each SolarWinds stockholder of record received one share of our common stock, $0.001 par value, for every two shares of SolarWinds common stock, $0.001 par value, held by such stockholder as of the close of business on the Record Date. SolarWinds distributed 158,124,341 shares of our common stock in the Distribution, which was effective at 11:59 p.m., Eastern Time, on July 19, 2021. The Distribution reflected 316,248,682 shares of SolarWinds common stock outstanding on July 12, 2021 at a distribution ratio of one share of our common stock for every two shares of SolarWinds common stock. In addition, on July 19, 2021, and prior to completion of the Distribution, we issued 20,623,282 newly-issued shares of our common stock in connection with a private placement of N-able’s common stock (the “Private Placement”) (See Note 8, “Subsequent Events,” in the Notes to the interim Combined Financial Statements included in this prospectus for further details on the Private Placement). As a result of the Distribution, we became an independent public company and our common stock is listed under the symbol "NABL" on the New York Stock Exchange. The financial statements as of June 30, 2021 are prior to the Separation and thus prepared on a "carve out" basis as described below.
Description of Business
N-able, Inc., a Delaware corporation, together with its subsidiaries is a leading global provider of cloud-based software solutions for MSPs, enabling them to support digital transformation and growth within small and medium-sized enterprises ("SMEs"), which we define as those enterprises having less than 1,000 employees. With a flexible technology platform and powerful integrations, N-able makes it easy for MSPs to monitor, manage, and protect their end-customer systems, data, and networks. Our growing portfolio of security, automation, and backup and recovery solutions is built for IT services management professionals. N-able simplifies complex ecosystems and enables customers to solve their most pressing challenges. In addition, we provide extensive, proactive support—through enriching partner programs, hands-on training, and growth resources—to help MSPs deliver exceptional value and achieve success at scale. Through our multi-dimensional land and expand model and global presence, we are able to drive strong recurring revenue growth, profitability and retention.
N-able qualifies as an “emerging growth company” (“EGC”) as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).